Asset Quality - Changes in Liability for Credit Losses on Lending Related Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Off-Balance-Sheet, Credit Loss, Liability [Roll Forward]
Balance at beginning of period	$ 290	$ 296
Provision (credit) for losses on off balance sheet exposures	23	(6)
Other	0	0
Balance at end of period	$ 313	$ 290